Fair Value Measurements -- Quantitative Information about Level 3 Inputs (Details) (10-Q) - Fair Value, Inputs, Level 3 [Member] - Fair Value, Measurements, Recurring [Member] - Discounted Cash Flow Valuation Technique [Member]
$ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015 USD ($) Bond	Dec. 31, 2014 Bond
Corporate Debt Securities [Member]
Unobservable Input
Number of bonds | Bond		1	1
Corporate Debt Securities [Member] | Minimum [Member]
Unobservable Input
Spread (as a percent)	2.13%
Corporate Debt Securities [Member] | Maximum [Member]
Unobservable Input
Spread (as a percent)	10.76%
Corporate Debt Securities [Member] | Weighted Average [Member]
Unobservable Input
Spread (as a percent)	5.22%
Residential Mortgage Backed Securities [Member]
Unobservable Input
Spread (as a percent)		6.65%	7.36%
Number of bonds | Bond		1	1
Value of bond, less than | $		$ 10,000,000
Residential Mortgage Backed Securities [Member] | Not qualified for disclosure, due to less than $1 million [Member]
Unobservable Input
Value of bond, less than | $		$ 10,000,000